Leases	3 Months Ended
May 31, 2021
Leases [Abstract]
Leases
20.	Leases
Effective March 1, 2021, we began accounting for leases in accordance with ASC Topic 842,
Leases
, which requires lessees to recognize lease liabilities and ROU assets on the balance sheet for most operating leases. Prior to March 1, 2021, we accounted for leases in accordance with ASC Topic 840,
Leases
, under which operating leases were not recorded on the balance sheet.
We made the accounting policy election not to apply the recognition provisions of ASC Topic 842 to short-term leases which are leases with a lease term of 12 months or less. Instead, we will recognize the lease payments for short-term leases on a straight-line basis over the lease term. We currently do not have any short-term leases.
Upon adoption of ASC Topic 842, we recognized an operating lease liability of $23.0 million, a ROU operating asset of $22.4 million and no change to retained earnings. The lease liability is calculated based on the remaining minimum rental payments under current leasing standards for existing operating leases and the ROU asset is calculated the same as the lease liability, reduced for a $0.6 million impairment related to an office lease we had exited as of February 28, 2021.

We did not include any optional extension periods or cancelations in the valuation.
Operating lease liabilities reflect our obligation to make future lease payments for real estate locations. Lease terms are comprised of contractual terms. Payments are discounted using the rate we would pay to borrow amounts equal to the lease payments over the lease term (our incremental borrowing rate). We do not separate lease and non-lease
components for contracts in which we are the lessee. ROU assets are measured based on lease liabilities adjusted for incentives and timing differences between operating lease expense and payments, recognized on a straight-line basis over the lease term. Operating lease expense is recognized on a straight-line basis over the lease term, while variable lease payments are recognized as incurred. Common area maintenance and other executory costs are the main components of variable lease payments. Operating and variable lease expenses are recorded in general and administrative expense in the Condensed Consolidated Statements of Operations.

Real Estate Leases
We lease our primary office space under non-cancelable operating leases with various expiration dates through August 2029.
Many of our leases have an option to be extended from two to five years, and several of our leases give us the right to cancel early with proper notification. Additionally, we have a sublease on one of our office leases
.
Several of the operating lease agreements require us to provide security deposits. As of May 31, 2021, and February 28, 2021, lease deposits were $3.0 million and $2.9 million, respectively. The deposits are generally refundable at the expiration of the lease, assuming all obligations under the lease agreement have been met. Deposits are included in prepaid and other current assets and other noncurrent assets in the Condensed Consolidated Balance Sheets.
Equipment Leases
We purchase equipment under
non-cancelable
financing lease arrangements related to software and computer equipment and have various expiration dates through August 2024. We have the right to purchase the software and computer equipment anytime during the lease or upon lease completion.
Balance Sheet Presentation
The following tables presents the amounts and classifications of our estimated ROU assets, net and lease liabilities:

		Successor
($ in thousands)	Balance Sheet Location	May 31, 2021

Operating lease right-of-use assets	Operating lease right-of-use assets	$21,048
Finance lease right-of-use asset	Property and equipment, net	7,877

Total right-of-use assets		$28,925

		Successor
($ in thousands)	Balance Sheet Location	May 31, 2021

Operating lease liability - current	Current portion of operating lease obligations	$5,064
Operating lease liability	Operating lease obligations	16,551
Finance lease liability - current	Current portion of finance lease obligations	3,961
Finance lease liability	Finance lease obligations	5,691

Total lease liabilities		$31,267

Lease Cost and Cash Flows
The following table summarizes of our total lease cost:

Successor
($ in thousands)	Three Months Ended May 31, 2021
Finance lease cost:
Amortization of right-of-use asset	$1,193
Interest on lease liability	130

Finance lease cost	1,323
Operating lease cost:
Operating lease cost	1,349
Variable lease cost	801
Sublease income	(174)

Operating net lease cost	1,976

Total net lease cost	$3,299

We currently do not have any short-term leases.
Rent expense for the three months ended May 31, 2020 was $2.2 million which was recognized under ASC Topic 840,
Leases
.
Supplemental cash flow information related to leases was as follows:

Successor
($ in thousands)	Three Months Ended May 31, 2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows from operating leases	$1,313
The following table presents the weighted-average remaining lease terms and discount rates of our leases:

Successor
Three Months Ended May 31, 2021
Weighted -average remaining lease term (in years):
Finance lease	1.82
Operating lease	5.27
Weighted-average discount rate:
Finance lease	9.20%
Operating lease	4.39%
Lease Liability Maturity Analysis
The following table reflects the undiscounted future cash flows utilized in the calculation of the lease liabilities as of May 31, 2021:

($ in thousands)	Operating Leases	Finance Leases
June 1, 2021 to February 28, 2022	$4,446	$4,434
2023	5,226	3,291
2024	4,362	2,483
2025	3,105	20
2026	2,461	—
Thereafter	4,661	—

Total	24,261	10,228
Less: Present value discount	(2,646)	(576)

Lease liabilities	$21,615	$9,652

Future minimum lease payments under
non-cancelable
operating leases as of February 28, 2021, prior to the adoption of the new lease standard discussed in Note 1,
Organization and Description of Business
were as follows for the fiscal years ended:

($ in thousands)	Amount
2022	$8,507
2023	6,540
2024	5,555
2025	4,204
2026	3,218
Thereafter	5,434

Total minimum lease payments	$33,458